Supplemental Cash Flow Information (Tables)	9 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow supplemental disclosures [Table Text Block]
	Nine months ended
	December 31, 2025	December 31, 2024
Non-cash transactions:
Recognition of ROU assets and lease liabilities	$427	$432
Equipment deposits or purchases paid with Bitcoin	$201,836	$-

Interest paid	$675	$913
Income taxes paid	$742	$415